Insurance services - Summary of Balances of and Changes in Separate Account Liabilities (Detail) ₨ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)
Separate Account, Liability [Line Items]
Beginning Balance	₨ 857,528.7	₨ 955,416.3	$ 11,183.7
Premiums and deposits	116,856.2	190,549.4	2,230.4
Policy Charges	(14,111.7)	(21,057.3)	(246.5)
Surrenders and withdrawals	(119,417.6)	(118,048.5)	(1,381.8)
Benefit Payments	(40,431.7)	(72,456.2)	(848.1)
Investment Performance	158,152.0	86,785.5	1,015.8
Other Charges	(3,159.6)	(4,907.8)	(57.4)
Ending Balance	955,416.3	1,016,281.4	$ 11,896.1
Unit-Linked Life [Member]
Separate Account, Liability [Line Items]
Beginning Balance	709,215.4	790,711.5
Premiums and deposits	97,196.3	144,941.9
Policy Charges	(12,754.4)	(18,978.4)
Surrenders and withdrawals	(104,102.3)	(93,686.8)
Benefit Payments	(37,926.8)	(68,275.4)
Investment Performance	141,987.6	71,320.8
Other Charges	(2,904.3)	(4,473.8)
Ending Balance	790,711.5	821,559.8
Unit-Linked Pension [Member]
Separate Account, Liability [Line Items]
Beginning Balance	55,986.3	55,596.3
Premiums and deposits	3,556.3	7,515.3
Policy Charges	(594.4)	(789.3)
Surrenders and withdrawals	(8,432.7)	(7,853.0)
Benefit Payments	(2,504.9)	(4,180.8)
Investment Performance	7,709.9	4,643.4
Other Charges	(124.2)	(193.9)
Ending Balance	55,596.3	54,738.0
Group Linked [Member]
Separate Account, Liability [Line Items]
Beginning Balance	92,327.0	109,108.5
Premiums and deposits	16,103.6	38,092.2
Policy Charges	(762.9)	(1,289.6)
Surrenders and withdrawals	(6,882.6)	(16,508.7)
Benefit Payments	0.0	0.0
Investment Performance	8,454.5	10,821.3
Other Charges	(131.1)	(240.1)
Ending Balance	₨ 109,108.5	₨ 139,983.6